Accounts and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other current receivables [abstract]
Summary of Accounts and Other Receivables

A summary of the Group’s accounts and other receivables as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Accounts receivable	$68,219	$102,816
Indirect tax receivables	34,285	32,815
Credit card receivables	3,361	87,791
Other	24,308	15,596
Total	$130,173	$239,018